NET LOSS PER SHARE (Tables)	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Summary of Basic and Diluted net Loss Per Share Attributable to Common Stockholders
The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):

For the Period from July 28, 2020 (inception) Through December 31, 2020
Redeemable Class A Ordinary Shares
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest Income	$4,846

Net Earnings	$4,846
Denominator: Weighted Average Redeemable Class A Ordinary Shares
Redeemable Class A Ordinary Shares, Basic and Diluted	31,553,191
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares	$0.00

For the Period from July 28, 2020 (inception) Through December 31, 2020
Non-Redeemable Class B Ordinary Shares
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	$(12,341,951)
Redeemable Net Earnings	$(4,846)

Non-Redeemable Net Loss	$(12,346,797)
Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares
Non-Redeemable Class B Ordinary Shares, Basic and Diluted(1)	7,732,484
Loss/Basic and Diluted Non-Redeemable Class B Ordinary Shares	$(1.60)

(1)	As of December 31, 2020, basic and diluted shares are the same as there are no non-redeemable securities that are dilutive to the shareholders.

The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):

	Three Months Ended June 30, 2021	Six Months Ended June 30, 2021
Redeemable Class A Ordinary Shares
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest Income	$4,863	$9,673
Redeemable Net Earnings	$4,863	$9,673
Denominator: Weighted Average Redeemable Class A Ordinary Shares
Redeemable Class A Ordinary Shares, Basic and Diluted	32,000,000	32,000,000
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares	$0.00	$0.00
Non-Redeemable Class B Ordinary Shares
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	$(1,059,094)	$(24,619,357)
Less: Redeemable Net Earnings	(4,863)	(9,673)
Non-Redeemable Net Loss	$(1,063,957)	$(24,629,030)
Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares
Non-Redeemable Class B Ordinary Shares, Basic and Diluted	8,000,000	8,000,000
Loss/Basic and Diluted Non-Redeemable Class B Ordinary Shares	$(0.13)	$(3.08)

Rocket Lab USA, Inc.
Summary of Basic and Diluted net Loss Per Share Attributable to Common Stockholders
The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders of the Company for the six months ended June 30, 2021 and 2020:

	Six-Months Ended June 30,
	2021	2020
Numerator
Net loss attributable to common shareholders-basic and diluted	$32,547	$23,453
Denominator
Weighted average common shares outstanding-basic and diluted	8,708,271	8,178,946
Net loss per share attributable to common stockholders-basic and diluted	$3.74	$2.87

The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders of the Company for the years ended December 31:

	2020	2019
Numerator
Net loss attributable to common shareholders-basic and diluted	$55,005	$30,360
Denominator
Weighted average common shares outstanding-basic and diluted	8,324,252	8,016,507
Net loss per share attributable to common stockholders-basic and diluted	$6.61	$3.79

Summary of Diluted Net Loss Per Share Attributable to Common Stockholders
The following equity shares were excluded from the calculation of diluted net loss per share attributable to common stockholders because their effect would have been anti-dilutive for the six months ended June 30, 2021 and 2020:

	Six-Months Ended June 30,
	2021	2020
Preferred stock	31,330,513	31,330,513
Preferred stock warrants	124,062	124,062
Common stock warrants	64,616	51,184
Stock options	2,357,382	2,945,022

The following equity shares were excluded from the calculation of diluted net loss per share attributable to common stockholders because their effect would have been anti-dilutive for the years ended December 31, 2020 and 2019:

	2020	2019
Preferred stock	31,330,513	30,680,373
Preferred stock warrants	124,062	124,062
Common stock warrants	64,616	51,184
Stock options	2,438,141	3,009,360